Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments

13 Derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	43	–	–	–	43
Cross currency swaps designated in a net investment hedge	4	–	–	(1)	3
Cross currency swaps designated in a cash flow hedge	4	–	–	(17)	(13)
Cross currency swaps designated in a fair value hedge[1]	10	–	–	–	10
Other derivatives	–	36	(36)	–	–
31 December 2019	61	36	(36)	(18)	43

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	45	–	–	–	45
Cross currency swaps designated in a net investment hedge	19	–	–	(2)	17
Cross currency swaps designated in a cash flow hedge	107	43	–	–	150
Cross currency swaps designated in a fair value hedge[1]	–	43	–	–	43
Forward FX designated in a cash flow hedge[2]	–	8	(3)	–	5
Other derivatives	–	48	(30)	–	18
31 December 2020	171	142	(33)	(2)	278

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	25	–	–	–	25
Cross currency swaps designated in a net investment hedge	62	–	–	(2)	60
Cross currency swaps designated in a cash flow hedge	–	–	–	(43)	(43)
Forward FX designated in a cash flow hedge[2]	–	13	–	–	13
Other derivatives	15	70	(79)	–	6
31 December 2021	102	83	(79)	(45)	61

1	Cross currency swaps designated in a fair value hedge refers to a cross currency interest rate swap that hedges a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond against exposure to movements in the euro:US dollar exchange rate. The swap matured in November 2021 when the related bond matured.
2	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

All derivatives are held at fair value and fall within Level 2 of the fair value hierarchy as defined in Note 12, except for an equity warrant which falls within Level 3 (valued at $15m, held within Non-current assets). None of the derivatives have been reclassified in the year.

The fair value of interest rate swaps and cross currency swaps is estimated using appropriate zero coupon curve valuation techniques to discount future contractual cash flows based on rates at the current year end.

The fair value of forward foreign exchange contracts and currency options are estimated by cash flow accounting models using appropriate yield curves based on market forward foreign exchange rates at the year end. The majority of forward foreign exchange contracts for existing transactions had maturities of less than one month from year end.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

			2021			2020			2019
Derivatives	(0.5)%	to	3.6%	(0.5)%	to	2.4%	(0.5)%	to	2.7%